Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to the “Compensation Discussion and Analysis” (the “CD&A”).

	$		$		$		$		$		$		$			$		$
		Summary Compensation Table Total for First PEO (1) (Kelly S. King)		Summary Compensation Table Total for Second PEO (1) (William H. Rogers, Jr.)		Compensation Actually Paid to First PEO (2) (Kelly S. King)		Compensation Actually Paid to Second PEO (2) (William H. Rogers, Jr.)		Average Summary Compensation Table Total for Non-PEO NEOs (3)		Average Compensation Actually Paid to Non-PEO NEOs (4)		Value of Initial Fixed $100 Investment Based On:			Net Income (millions) (7)		EPS (8)
Year													Total Shareholder Return (5)		Peer Group Total Shareholder Return (6)
(a)		(b)		(b)		(c)		(c)		(d)		(e)		(f)	(g)		(h)		(i)
2024		—		$13,951,543		—		$18,337,254		$10,156,222		$12,295,764		$ 96.99	$132.63		$4,840		$3.81
2023		—		$12,401,590		—		$ 4,483,210		$ 9,336,938		$ 4,007,586		$ 78.39	$ 96.66		$(1,047)		$3.81
2022		—		$13,237,842		—		$11,774,153		$ 6,193,618		$ 6,642,889		$ 85.70	$ 97.53		$6,267		$4.96
2021		$15,288,905		$10,395,426		$23,785,332		$24,811,139		$ 9,296,667		$ 9,957,776		$112.04	$124.08		$6,437		$5.53
2020		$14,823,906		—		$11,068,514		—		$ 7,678,184		$ 5,076,214		$ 88.87	$ 89.69		$4,492		$3.80

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. William H. Rogers, Jr. (our Chief Executive Officer) and Mr. Kelly S. King (our former Chief Executive Officer) for each corresponding year in the “Total” column of the applicable Summary Compensation Table. Refer to “Compensation of Executive Officers – Summary Compensation Table.” Mr. King served as our Chief Executive Officer during 2020 and 2021. Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer. Mr. Rogers has continued to serve as our Chief Executive Officer since that time.

2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEOs, Mr. Rogers and Mr. King, as computed in accordance with Item 402(v) of Regulation
S-K.
These dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Rogers or King, as applicable, during the pertinent year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Rogers’ total compensation for 2024 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2024	$13,951,543	$(6,488,339)	$10,840,513	—	$33,537	$18,337,254

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the 2024 Summary Compensation Table.

(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2024 that were outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of 2024; (iii) for awards that were granted and vested in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$8,749,933	$2,199,271	—	$(108,691)	—	—	$10,840,513

(c)	Represents the deduction for the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the 2024 Summary Compensation Table.

(d)
The total pension benefit adjustments for 2024 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Rogers during 2024 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during 2024 that were attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2024	$33,537	—	$33,537

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. King and/or Mr. Rogers, as applicable) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. King and Rogers, as applicable, as described above in Note 1) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Michael B. Maguire, Kristin Lesher, Hugh S. Cummins III, and Dontá L. Wilson; (ii) for 2023, Michael B. Maguire, Hugh S. Cummins III, Clarke R. Starnes III, Dontá L. Wilson, and John M. Howard; (iii) for 2022, Daryl N. Bible, Michael B. Maguire, Hugh S. Cummins III, Clarke R. Starnes III, and Dontá L. Wilson; (iv) for 2021, Hugh S. Cummins III, Clarke R. Starnes III, Daryl N. Bible, John M. Howard, and Christopher L. Henson; and (v) for 2020, William H. Rogers, Jr., Christopher L. Henson, Clarke R. Starnes III, and Daryl N. Bible.

4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. King and/or Mr. Rogers, as applicable), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. King and/or Mr. Rogers, as applicable) during the pertinent year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Rogers) for 2024 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$10,156,222	$(5,927,279)	$7,936,749	$(130,159)	$260,231	$12,295,764

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$7,096,774	$827,099	22,947	$(10,071)	—	—	$7,936,749

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2024	$260,231	—	$260,231

5.
Cumulative TSR is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the KBW Nasdaq Bank Index (BKX).

7.	The dollar amounts reported represent the amount of GAAP net income reflected in the Company’s audited financial statements for the applicable year.

8.
For purposes of our incentive compensation plans, EPS was calculated for 2024 by dividing the Company’s net income available to common shareholders for the applicable year, adjusted for certain unexpected or non-core
performance items as determined by the Compensation and Human Capital Committee, by the average number of fully diluted common shares outstanding during the year. Because the method of calculating EPS for 2024 differed from the approach used in prior years, the EPS values for 2020–2023 have been recalculated for purposes of this Pay Versus Performance table to be consistent with the method of calculation for 2024. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. EPS for purposes of our incentive compensation plans is a non-GAAP
financial measure. See
Annex A
for a reconciliation of GAAP earnings per share to EPS for purposes of our incentive compensation plans for 2024 and 2023. For reconciliations of GAAP earnings per share to EPS for purposes of our incentive compensation plans for 2020-2022, see our fourth quarter earnings presentations for each of those years.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	The names of each of the NEOs (excluding Messrs. King and Rogers, as applicable, as described above in Note 1) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Michael B. Maguire, Kristin Lesher, Hugh S. Cummins III, and Dontá L. Wilson; (ii) for 2023, Michael B. Maguire, Hugh S. Cummins III, Clarke R. Starnes III, Dontá L. Wilson, and John M. Howard; (iii) for 2022, Daryl N. Bible, Michael B. Maguire, Hugh S. Cummins III, Clarke R. Starnes III, and Dontá L. Wilson; (iv) for 2021, Hugh S. Cummins III, Clarke R. Starnes III, Daryl N. Bible, John M. Howard, and Christopher L. Henson; and (v) for 2020, William H. Rogers, Jr., Christopher L. Henson, Clarke R. Starnes III, and Daryl N. Bible.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the KBW Nasdaq Bank Index (BKX).
PEO Actually Paid Compensation Amount	$ 12,295,764	$ 4,007,586	$ 6,642,889	$ 9,957,776	$ 5,076,214
Adjustment To PEO Compensation, Footnote
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEOs, Mr. Rogers and Mr. King, as computed in accordance with Item 402(v) of Regulation
S-K.
These dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Rogers or King, as applicable, during the pertinent year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Rogers’ total compensation for 2024 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2024	$13,951,543	$(6,488,339)	$10,840,513	—	$33,537	$18,337,254

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the 2024 Summary Compensation Table.

(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2024 that were outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of 2024; (iii) for awards that were granted and vested in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$8,749,933	$2,199,271	—	$(108,691)	—	—	$10,840,513

(c)	Represents the deduction for the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the 2024 Summary Compensation Table.

(d)
The total pension benefit adjustments for 2024 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Rogers during 2024 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during 2024 that were attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Non-PEO NEO Average Total Compensation Amount	$ 10,156,222	9,336,938	6,193,618	9,296,667	7,678,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,295,764
Adjustment to Non-PEO NEO Compensation Footnote
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. King and/or Mr. Rogers, as applicable), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. King and/or Mr. Rogers, as applicable) during the pertinent year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Rogers) for 2024 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$10,156,222	$(5,927,279)	$7,936,749	$(130,159)	$260,231	$12,295,764

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$7,096,774	$827,099	22,947	$(10,071)	—	—	$7,936,749

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2024	$260,231	—	$260,231

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EPS
Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List, Table
Financial Performance Measures

As described in greater detail in the CD&A, the Company’s executive-compensation program reflects a pay-for-performance
culture at Truist that is rooted in our Purpose, Mission, and Values. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	EPS;

•	PPNR;

•	NIE;

•	TBVPS Plus Dividend Growth;

•	CET1 Capital Ratio; and

•	One-Year TSR.

Total Shareholder Return Amount	$ 96.99	78.39	85.7	112.04	88.87
Peer Group Total Shareholder Return Amount	132.63	96.66	97.53	124.08	89.69
Net Income (Loss)	$ 4,840,000,000	$ (1,047,000,000)	$ 6,267,000,000	$ 6,437,000,000	$ 4,492,000,000
Company Selected Measure Amount	3.81	3.81	4.96	5.53	3.8
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description	For purposes of our incentive compensation plans, EPS was calculated for 2024 by dividing the Company’s net income available to common shareholders for the applicable year, adjusted for certain unexpected or non-core
performance items as determined by the Compensation and Human Capital Committee, by the average number of fully diluted common shares outstanding during the year. Because the method of calculating EPS for 2024 differed from the approach used in prior years, the EPS values for 2020–2023 have been recalculated for purposes of this Pay Versus Performance table to be consistent with the method of calculation for 2024. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. EPS for purposes of our incentive compensation plans is a non-GAAP
financial measure. See
Annex A
	for a reconciliation of GAAP earnings per share to EPS for purposes of our incentive compensation plans for 2024 and 2023. For reconciliations of GAAP earnings per share to EPS for purposes of our incentive compensation plans for 2020-2022, see our fourth quarter earnings presentations for each of those years.
Measure:: 2
Pay vs Performance Disclosure
Name	PPNR
Non-GAAP Measure Description	EPS, PPNR, and NIE as discussed in this pay versus
performance
(“PvP”) section are
non-GAAP
financial measures that include adjustments to the corresponding GAAP amounts approved by the Compensation and Human Capital Committee. As such, the terms “EPS,” “PPNR,” and “NIE” used in this PvP section refer to these as-adjusted
values. Accordingly, the
as-adjusted
EPS, PPNR, and NIE values used for compensation purposes may differ from those identified in the Key Financial and Operational Accomplishments in 2024 in “Section 2—Business and Performance” of the CD&A or the Company’s financial reporting disclosures. For additional detail regarding these adjustments and the calculation of EPS, PPNR, and NIE for 2024 and 2023, please refer to
Annex A
. TBVPS is a non-GAAP financial measure that excludes the impact of intangible assets, net of deferred taxes. Please refer to
Annex A
	for the calculation of TBVPS for 2024 and 2023.
Measure:: 3
Pay vs Performance Disclosure
Name	NIE
Non-GAAP Measure Description	EPS, PPNR, and NIE as discussed in this pay versus
performance
(“PvP”) section are
non-GAAP
financial measures that include adjustments to the corresponding GAAP amounts approved by the Compensation and Human Capital Committee. As such, the terms “EPS,” “PPNR,” and “NIE” used in this PvP section refer to these as-adjusted
values. Accordingly, the
as-adjusted
EPS, PPNR, and NIE values used for compensation purposes may differ from those identified in the Key Financial and Operational Accomplishments in 2024 in “Section 2—Business and Performance” of the CD&A or the Company’s financial reporting disclosures. For additional detail regarding these adjustments and the calculation of EPS, PPNR, and NIE for 2024 and 2023, please refer to
Annex A
. TBVPS is a non-GAAP financial measure that excludes the impact of intangible assets, net of deferred taxes. Please refer to
Annex A
	for the calculation of TBVPS for 2024 and 2023.
Measure:: 4
Pay vs Performance Disclosure
Name	TBVPS Plus Dividend Growth
Measure:: 5
Pay vs Performance Disclosure
Name	CET1 Capital Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	One-Year TSR.
Mr. William H. Rogers, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,951,543	$ 12,401,590	$ 13,237,842	$ 10,395,426	$ 0
PEO Actually Paid Compensation Amount	$ 18,337,254	4,483,210	11,774,153	24,811,139	0
PEO Name	Mr. William H. Rogers, Jr.
Mr. Kelly S. King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	15,288,905	14,823,906
Non-PEO NEO Average Total Compensation Amount	$ 0	$ 0	$ 0	$ 23,785,332	$ 11,068,514
PEO Name	Mr. Kelly S. King
PEO | Mr. William H. Rogers, Jr. [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mr. William H. Rogers, Jr. [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,537
PEO | Mr. William H. Rogers, Jr. [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,537
PEO | Mr. William H. Rogers, Jr. [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. William H. Rogers, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,488,339)
PEO | Mr. William H. Rogers, Jr. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,840,513
PEO | Mr. William H. Rogers, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,749,933
PEO | Mr. William H. Rogers, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,199,271
PEO | Mr. William H. Rogers, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. William H. Rogers, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,691)
PEO | Mr. William H. Rogers, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. William H. Rogers, Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,159)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,231
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,231
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,927,279)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,936,749
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,096,774
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,099
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,947
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,071)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0